REVENUE	12 Months Ended
Dec. 31, 2024
Revenue From Contracts With Customers [Abstract]
REVENUE	REVENUE
Revenue has been disaggregated into categories to reflect how the nature, timing and uncertainty of revenue and cash flows are affected by economic factors.
Revenue Disaggregation

For the years ended December 31	2024					2023
	Pipelines	Facilities	Marketing & New Ventures		Total	Pipelines	Facilities	Marketing & New Ventures	Corporate	Total
($ millions)				Corporate
Take-or-pay(1)	2,422	209	5	—	2,636	1,816	273	—	—	2,089
Fee-for-service(1)	512	85	138	—	735	490	120	62	—	672
Product sales(2)(3)	2	—	3,569	—	3,571	—	—	2,948	—	2,948
Revenue from contracts with customers	2,936	294	3,712	—	6,942	2,306	393	3,010	—	5,709
Realized gain from derivative instruments	—	—	241	—	241	—	—	315	—	315
Unrealized loss from derivative instruments	—	—	(170)	—	(170)	—	—	(32)	—	(32)
Revenue from risk management and physical derivative contracts(3)	—	—	71	—	71	—	—	283	—	283
Lease income	223	40	4	—	267	225	39	—	—	264
Shared service revenue(4) and other	26	24	9	45	104	11	17	—	47	75
Total external revenue	3,185	358	3,796	45	7,384	2,542	449	3,293	47	6,331
(1)    Revenue recognized over time.
(2)    Revenue recognized at a point in time.
(3)    Comparative 2023 period has been adjusted. See Note 4 Changes in Accounting Policies.
(4)    Includes $58 million of fixed fee income (2023: $63 million) related to shared service agreements with joint ventures.
Contract Liabilities
Significant changes in the contract liabilities balances during the period are as follows:

For the years ended December 31	2024			2023
($ millions)	Take-or-Pay	Other Contract Liabilities	Total Contract Liabilities	Take-or-Pay	Other Contract Liabilities	Total Contract Liabilities
Opening balance	1	158	159	3	191	194
Additions (net in the period)	—	49	49	(2)	21	19
Acquisition	—	144	144	—	—	—
Revenue recognized from contract liabilities(1)	—	(44)	(44)	—	(54)	(54)
Disposition	—	(10)	(10)	—	—	—
Closing balance	1	297	298	1	158	159
Less current portion(2)	(1)	(42)	(43)	(1)	(32)	(33)
Ending balance	—	255	255	—	126	126
(1)    Recognition of revenue related to performance obligations satisfied in the period that were included in the opening balance of contract liabilities.
(2)    Represents cash collected under take-or-pay contracts which will be recognized within one year as the customer chooses to ship, process, or otherwise forego the associated service.
Contract liabilities depict Pembina's obligation to perform services in the future for cash and non-cash consideration which have been received from customers. Contract liabilities include up-front payments or non-cash consideration received from customers for future transportation, gas processing, terminalling, and storage services. Contract liabilities also include consideration received from customers for take-or-pay commitments where the customer has a make-up right to ship or process future volumes under a firm contract. These amounts are non-refundable should the customer not use its make-up rights. In all instances where goods or services have been transferred to a customer in advance of the receipt of customer consideration, Pembina's right to consideration is unconditional and has therefore been presented as a receivable.
Revenue Allocated to Remaining Performance Obligations
Pembina expects to recognize revenue in future periods that includes current unsatisfied remaining performance obligations totaling $17.9 billion (2023: $11.7 billion). Over the next five years, these remaining performance obligations will be recognized annually ranging from $2.3 billion (2023: $1.7 billion) declining to $1.5 billion (2023: $1.0 billion). Subsequently, up to 2049 (2023: 2047), Pembina will recognize $1.3 billion (2023: $955 million) declining to $563 million (2023: $3 million) per year.
In preparing the above figures, Pembina has taken the practical expedient to exclude contracts that have original expected durations of one year or less. Variable consideration relating to flow through costs are not included in the amounts presented. These flow through costs do not impact net income or cash flow, and due to the long-term nature of the contracts there is significant uncertainty in estimating these amounts. In addition, Pembina excludes contracted revenue amounts for assets not yet in-service unless both Board of Directors approval and regulatory approval for the asset has been obtained.